UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-07513)

Exact name of registrant as specified in charter:	Putnam Funds Trust

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	February 29, 2016

Date of reporting period:	May 31, 2015

Item 1. Schedule of Investments:

Putnam Retirement Income Fund Lifestyle 3

The fund's portfolio
5/31/15 (Unaudited)

COMMON STOCKS (29.1%)(a)
			Shares	Value

Banking (1.6%)

Australia & New Zealand Banking Group, Ltd. (Australia)			448	$11,310

Banco Santander SA (Spain)			3,107	22,126

Bank of America Corp.			4,352	71,808

Bank of New York Mellon Corp. (The)			192	8,325

Bendigo and Adelaide Bank, Ltd. (Australia)			1,495	14,006

CaixaBank SA (Spain)			5,030	24,109

Commonwealth Bank of Australia (Australia)			455	29,399

JPMorgan Chase & Co.			1,241	81,633

PNC Financial Services Group, Inc.			101	9,665

Resona Holdings, Inc. (Japan)			7,100	40,511

State Street Corp.			665	51,823

Sumitomo Mitsui Financial Group, Inc. (Japan)			200	9,057

Svenska Handelsbanken AB Class A (Sweden)			3,097	46,638

Swedbank AB Class A (Sweden)			512	12,010

Wells Fargo & Co.			344	19,250

Westpac Banking Corp. (Australia)			1,802	46,021

				497,691
Basic materials (1.3%)

Antofagasta PLC (United Kingdom)			2,685	30,614

Asahi Kasei Corp. (Japan)			2,000	17,685

BASF SE (Germany)			341	31,535

BHP Billiton, Ltd. (Australia)			1,031	23,124

Ferrovial SA (Spain)			1,478	31,906

Givaudan SA (Switzerland)			16	29,315

LyondellBasell Industries NV Class A			528	53,381

Mitsubishi Chemical Holdings Corp. (Japan)			4,500	28,160

Rio Tinto PLC (United Kingdom)			797	34,790

SBA Communications Corp. Class A(NON)			185	20,685

Sherwin-Williams Co. (The)			123	35,446

South32, Ltd. (Australia)(NON)			901	1,509

Stora Enso OYJ Class R (Finland)			2,829	29,595

Yara International ASA (Norway)			705	35,580

				403,325
Capital goods (1.3%)

ABB, Ltd. (Switzerland)			960	21,001

Allison Transmission Holdings, Inc.			567	17,350

BAE Systems PLC (United Kingdom)			6,159	48,479

Canon, Inc. (Japan)			700	24,163

Crown Holdings, Inc.(NON)			480	26,539

General Dynamics Corp.			330	46,253

Huntington Ingalls Industries, Inc.			101	12,523

IDEX Corp.			119	9,194

Illinois Tool Works, Inc.			104	9,758

Ingersoll-Rand PLC			162	11,142

KBR, Inc.			533	10,207

Leggett & Platt, Inc.			190	8,983

Northrop Grumman Corp.			232	36,930

Raytheon Co.			105	10,842

Roper Technologies, Inc.			168	29,393

Spirit AeroSystems Holdings, Inc. Class A(NON)			153	8,352

Toyoda Gosei Co., Ltd. (Japan)			800	19,811

Vinci SA (France)			661	39,261

				390,181
Communication services (1.1%)

Belgacom SA (Belgium)			985	34,213

Bezeq The Israeli Telecommunication Corp., Ltd. (Israel)			7,782	13,031

CenturyLink, Inc.			816	27,124

Deutsche Telekom AG (Germany)			1,865	32,046

Juniper Networks, Inc.			996	27,689

Nippon Telegraph & Telephone (NTT) Corp. (Japan)			400	27,795

NTT DoCoMo, Inc. (Japan)			900	16,139

Orange SA (France)			2,505	39,508

Sky PLC (United Kingdom)			2,103	33,910

Spark New Zealand, Ltd. (New Zealand)			8,605	16,861

Telstra Corp., Ltd. (Australia)			3,531	16,711

Verizon Communications, Inc.			695	34,361

Vodafone Group PLC (United Kingdom)			3,098	12,091

				331,479
Conglomerates (0.2%)

Bouygues SA (France)			1,009	39,728

Mitsui & Co., Ltd. (Japan)			2,500	35,088

				74,816
Consumer cyclicals (2.7%)

Asahi Glass Co., Ltd. (Japan)			2,000	13,012

Bayerische Motoren Werke (BMW) AG (Germany)			387	42,802

Carter's, Inc.			159	16,412

Dai Nippon Printing Co., Ltd. (Japan)			2,000	21,060

Daihatsu Motor Co., Ltd. (Japan)			1,800	26,306

Daimler AG (Registered Shares) (Germany)			236	22,104

Daito Trust Construction Co., Ltd. (Japan)			200	22,222

Discovery Communications, Inc. Class A(NON)			1,460	49,552

Fuji Heavy Industries, Ltd. (Japan)			1,100	41,416

Harley-Davidson, Inc.			269	14,389

Hilton Worldwide Holdings, Inc.(NON)			887	25,688

Home Depot, Inc. (The)			613	68,300

Host Hotels & Resorts, Inc.(R)			2,102	41,872

Hugo Boss AG (Germany)			206	23,519

KAR Auction Services, Inc.			180	6,707

Kimberly-Clark Corp.			293	31,896

Lear Corp.			118	13,690

Liberty Media Corp. Class A(NON)			176	6,743

Lowe's Cos., Inc.			592	41,428

Macy's, Inc.			290	19,416

Marks & Spencer Group PLC (United Kingdom)			3,990	35,553

Marriott International, Inc./MD Class A			66	5,147

NIKE, Inc. Class B			319	32,433

ProSiebenSat.1 Media AG (Germany)			510	24,388

Ryman Hospitality Properties(R)			1,039	57,259

Scripps Networks Interactive Class A			114	7,639

Sirius XM Holdings, Inc.(NON)			4,215	16,270

SJM Holdings, Ltd. (Hong Kong)			8,000	10,234

Swire Pacific, Ltd. Class A (Hong Kong)			3,500	46,970

VF Corp.			65	4,578

Viacom, Inc. Class B			330	22,070

Wyndham Worldwide Corp.			180	15,284

				826,359
Consumer staples (2.3%)

Altria Group, Inc.			130	6,656

British American Tobacco PLC (United Kingdom)			591	32,568

Bunge, Ltd.			479	44,336

Colgate-Palmolive Co.			128	8,549

CVS Health Corp.			630	64,499

Dr. Pepper Snapple Group, Inc.			408	31,269

Geo Group, Inc. (The)(R)			1,107	41,989

Imperial Tobacco Group PLC (United Kingdom)			772	39,763

ITOCHU Corp. (Japan)			1,900	25,611

Japan Tobacco, Inc. (Japan)			300	10,886

Kao Corp. (Japan)			400	18,135

Kirin Holdings Co., Ltd. (Japan)			1,800	25,816

Koninklijke Ahold NV (Netherlands)			1,672	34,000

Lawson, Inc. (Japan)			300	20,923

Liberty Interactive Corp. Class A(NON)			400	11,188

Liberty Ventures Ser. A(NON)			257	10,666

ManpowerGroup, Inc.			53	4,486

Metcash, Ltd. (Australia)			3,718	3,899

Mondelez International, Inc. Class A			1,429	59,432

Nestle SA (Switzerland)			618	47,936

Philip Morris International, Inc.			229	19,023

Reckitt Benckiser Group PLC (United Kingdom)			195	17,599

Rite Aid Corp.(NON)			4,249	37,051

Swedish Match AB (Sweden)			759	22,601

Unilever NV ADR (Netherlands)			1,033	44,054

Unilever PLC (United Kingdom)			365	16,106

Woolworths, Ltd. (Australia)			518	11,049

				710,090
Energy (1.4%)

BP PLC (United Kingdom)			4,867	33,530

CVR Energy, Inc.			77	2,985

Exxon Mobil Corp.			337	28,712

Halcon Resources Corp.(NON)			286	300

Marathon Petroleum Corp.			360	37,246

Occidental Petroleum Corp.			734	57,391

Oil States International, Inc.(NON)			77	3,148

Royal Dutch Shell PLC Class A (United Kingdom)			1,343	39,883

Royal Dutch Shell PLC Class B (United Kingdom)			697	21,024

Schlumberger, Ltd.			591	53,645

Statoil ASA (Norway)			563	10,563

Superior Energy Services, Inc.			656	15,147

TonenGeneral Sekiyu KK (Japan)			2,000	18,890

Total SA (France)			735	37,113

Valero Energy Corp.			882	52,250

Woodside Petroleum, Ltd. (Australia)			859	23,918

				435,745
Financial (0.7%)

Deutsche Boerse AG (Germany)			387	30,998

Goldman Sachs Group, Inc. (The)			236	48,661

HSBC Holdings PLC (United Kingdom)			6,279	59,759

Morgan Stanley			701	26,778

Natixis SA (France)			5,751	43,115

				209,311
Health care (2.6%)

AbbVie, Inc.			306	20,377

Aetna, Inc.			131	15,454

AmerisourceBergen Corp.			451	50,765

Anthem, Inc.			260	43,641

AstraZeneca PLC (United Kingdom)			812	54,265

C.R. Bard, Inc.			108	18,395

Cardinal Health, Inc.			294	25,922

Celgene Corp.(NON)			306	35,019

Edwards Lifesciences Corp.(NON)			148	19,347

Eisai Co., Ltd. (Japan)			700	43,776

Gilead Sciences, Inc.(NON)			478	53,665

GlaxoSmithKline PLC (United Kingdom)			1,177	26,147

Health Net, Inc.(NON)			73	4,544

Indivior PLC (United Kingdom)(NON)			171	601

Johnson & Johnson			230	23,032

Merck & Co., Inc.			1,122	68,319

Novartis AG (Switzerland)			468	48,052

Pfizer, Inc.			2,321	80,655

Roche Holding AG-Genusschein (Switzerland)			131	38,498

Sanofi (France)			368	36,032

Takeda Pharmaceutical Co., Ltd. (Japan)			1,000	48,469

Ventas, Inc.(R)			1,016	67,584

				822,559
Insurance (1.1%)

Allianz SE (Germany)			57	8,937

American International Group, Inc.			32	1,876

AMP, Ltd. (Australia)			6,072	30,675

Aon PLC			32	3,239

Aspen Insurance Holdings, Ltd.			55	2,550

Aviva PLC (United Kingdom)			4,407	35,261

Axis Capital Holdings, Ltd.			112	6,164

Baloise Holding AG (Switzerland)			153	19,063

CNP Assurances (France)			2,017	33,351

Everest Re Group, Ltd.			9	1,634

Genworth Financial, Inc. Class A(NON)			2,412	19,151

Insurance Australia Group, Ltd. (Australia)			5,666	24,429

Legal & General Group PLC (United Kingdom)			7,798	31,679

Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Germany)			59	10,886

Prudential Financial, Inc.			488	41,290

Reinsurance Group of America, Inc. Class A			25	2,339

Tryg A/S (Denmark)			846	16,901

Zurich Insurance Group AG (Switzerland)			123	39,249

				328,674
Investment banking/Brokerage (0.1%)

Daiwa Securities Group, Inc. (Japan)			2,000	15,793

NorthStar Asset Management Group, Inc.			224	4,901

Partners Group Holding AG (Switzerland)			58	18,190

				38,884
Real estate (8.9%)

Alexandria Real Estate Equities, Inc.(R)			796	73,813

American Capital Agency Corp.(R)			502	10,472

American Realty Capital Properties, Inc.(R)			1,574	13,961

Apartment Investment & Management Co. Class A(R)			1,394	52,874

AvalonBay Communities, Inc.(R)			774	128,871

Boston Properties, Inc.(R)			972	126,389

Brixmor Property Group, Inc.(R)			2,560	63,437

Camden Property Trust(R)			850	63,733

CBRE Group, Inc. Class A(NON)			993	37,972

Chimera Investment Corp.(R)			112	1,616

Corporate Office Properties Trust(R)			1,879	48,234

DDR Corp.(R)			239	4,044

DiamondRock Hospitality Co.(R)			3,851	50,718

Digital Realty Trust, Inc.(R)			208	13,736

Duke Realty Corp.(R)			3,004	58,758

DuPont Fabros Technology, Inc.(R)			2,344	75,571

Equity Lifestyle Properties, Inc.(R)			42	2,301

Equity Residential Trust(R)			1,926	143,140

Essex Property Trust, Inc.(R)			162	36,064

Extra Space Storage, Inc.(R)			100	7,003

Federal Realty Investment Trust(R)			125	16,809

General Growth Properties(R)			4,979	141,055

HCP, Inc.(R)			1,705	66,018

Health Care REIT, Inc.(R)			1,233	86,631

Healthcare Realty Trust, Inc.(R)			1,726	41,113

Highwoods Properties, Inc.(R)			1,357	56,926

Jones Lang LaSalle, Inc.			87	15,071

Kimco Realty Corp.(R)			3,356	80,410

Klepierre (France)(R)			392	17,415

Liberty Property Trust(R)			1,468	51,292

Macerich Co. (The)(R)			326	26,768

Medical Properties Trust, Inc.(R)			4,561	61,847

MFA Financial, Inc.(R)			529	4,200

Mid-America Apartment Communities, Inc.(R)			56	4,278

National Health Investors, Inc.(R)			675	44,645

Outfront Media, Inc.(R)			58	1,607

Persimmon PLC (United Kingdom)			1,226	36,764

Post Properties, Inc.(R)			759	43,119

Prologis, Inc.(R)			3,042	120,433

Public Storage(R)			777	150,381

Realty Income Corp.(R)			539	24,562

Regency Centers Corp.(R)			59	3,725

Simon Property Group, Inc.(R)			1,576	285,886

SL Green Realty Corp.(R)			233	27,648

Spirit Realty Capital, Inc.(R)			1,548	16,703

Stockland (Units) (Australia)(R)			8,026	26,487

Sunstone Hotel Investors, Inc.(R)			3,603	54,982

Taubman Centers, Inc.(R)			793	58,706

Two Harbors Investment Corp.(R)			1,116	11,930

UDR, Inc.(R)			375	12,210

Vornado Realty Trust(R)			510	50,944

Washington Real Estate Investment Trust(R)			1,325	33,191

Weingarten Realty Investors(R)			1,650	55,655

WP Carey, Inc.(R)			78	4,968

				2,747,086
Technology (2.4%)

Agilent Technologies, Inc.			453	18,659

Amdocs, Ltd.			263	14,426

Apple, Inc.			1,232	160,505

Avago Technologies, Ltd.			165	24,432

Computer Sciences Corp.			377	25,862

Dun & Bradstreet Corp. (The)			43	5,501

eBay, Inc.(NON)			977	59,949

EMC Corp.			1,171	30,844

Google, Inc. Class A(NON)			119	64,893

Hoya Corp. (Japan)			1,000	36,755

Intuit, Inc.			254	26,435

Iron Mountain, Inc.(R)			1,709	62,327

L-3 Communications Holdings, Inc.			233	27,450

Leidos Holdings, Inc.			295	12,538

Marvell Technology Group, Ltd.			927	12,969

Maxim Integrated Products, Inc.			336	11,784

Microsoft Corp.			196	9,185

Nippon Electric Glass Co., Ltd. (Japan)			4,000	21,181

Oracle Corp.			1,468	63,843

Symantec Corp.			886	21,818

Teradyne, Inc.			533	11,273

Xerox Corp.			1,664	19,003

				741,632
Transportation (0.6%)

ComfortDelgro Corp., Ltd. (Singapore)			11,400	25,858

Delta Air Lines, Inc.			53	2,275

Deutsche Post AG (Germany)			672	20,256

Japan Airlines Co., Ltd. (Japan)			800	27,455

Southwest Airlines Co.			967	35,827

Teekay Corp. (Bermuda)			112	5,132

United Parcel Service, Inc. Class B			485	48,122

Yangzijiang Shipbuilding Holdings, Ltd. (China)			18,300	19,593

				184,518
Utilities and power (0.8%)

AES Corp.			455	6,188

Alliant Energy Corp.			32	1,962

American Electric Power Co., Inc.			603	33,943

Electricite De France SA (France)			830	20,401

Energias de Portugal (EDP) SA (Portugal)			8,068	31,501

ENI SpA (Italy)			1,324	23,834

Entergy Corp.			556	42,517

OGE Energy Corp.			52	1,638

Red Electrica Corporacion SA (Spain)			433	36,419

Snam SpA (Italy)			6,599	32,644

UGI Corp.			621	23,225

				254,272

Total common stocks (cost $8,280,065)				$8,996,622

INVESTMENT COMPANIES (10.7%)(a)
			Shares	Value

iShares MSCI EAFE ETF			186	$12,395

Putnam Absolute Return 700 Fund Class Y(AFF)			250,435	3,160,489

SPDR S&P 500 ETF Trust(S)			201	42,437

SPDR S&P MidCap 400 ETF Trust			21	5,830

Vanguard REIT ETF			920	72,809

Total investment companies (cost $3,276,105)				$3,293,960

CONVERTIBLE BONDS AND NOTES (8.1%)(a)
			Principal amount	Value

Basic materials (0.2%)

AK Steel Corp. cv. company guaranty sr. unsec. unsub. notes 5s, 2019			$31,000	$37,975

Cemex SAB de CV cv. unsec. sub. notes 3 3/4s, 2018 (Mexico)			16,000	19,340

				57,315
Capital goods (0.3%)

General Cable Corp. cv. unsec. sub. notes stepped-coupon 4 1/2s (2 1/4s, 11/15/19) 2029(STP)			19,000	15,331

Trinity Industries, Inc. cv. unsec. sub. notes 3 7/8s, 2036			31,000	42,741

WESCO International, Inc. cv. company guaranty sr. unsec. notes 6s, 2029			8,000	20,280

				78,352
Communication services (0.1%)

Clearwire Communications, LLC/Clearwire Finance, Inc. 144A cv. company guaranty sr. unsec. notes 8 1/4s, 2040			6,000	6,540

Powerwave Technologies, Inc. cv. unsec. sub. notes 3 7/8s, 2027 (In default)(F)(NON)			38,000	4

TeleCommunication Systems, Inc. cv. sr. unsec. notes 7 3/4s, 2018			34,000	33,320

				39,864
Consumer cyclicals (1.8%)

Callaway Golf Co. cv. sr. unsec. bonds 3 3/4s, 2019			14,000	17,903

Carriage Services, Inc. cv. unsec. sub. bonds 2 3/4s, 2021			19,000	23,418

CBIZ, Inc. 144A cv. sr. sub. notes 4 7/8s, 2015			12,000	14,933

Host Hotels & Resorts LP 144A cv. company guaranty sr. unsec. notes 2 1/2s, 2029(R)			16,000	24,880

Jarden Corp. company guaranty cv. sr. unsec. bonds 1 1/8s, 2034			44,000	52,113

Lennar Corp. 144A cv. sr. notes 2 3/4s, 2020			18,000	37,845

Liberty Interactive, LLC cv. sr. unsec. unsub. bonds 0 3/4s, 2043			28,000	44,783

Liberty Interactive, LLC cv. sr. unsec. unsub. notes 3 1/2s, 2031			50,000	26,438

Liberty Interactive, LLC 144A cv. sr. unsec. notes 1s, 2043			18,000	17,404

M/I Homes, Inc. cv. company guaranty sr. sub. notes 3s, 2018			13,000	12,878

Macquarie Infrastructure Corp. cv. sr. unsec. sub. notes 2 7/8s, 2019			26,000	31,021

Navistar International Corp. cv. sr. unsec. sub. bonds 4 3/4s, 2019			32,000	28,880

Priceline Group, Inc. (The) cv. sr. unsec. unsub. notes 1s, 2018			15,000	20,194

Ryland Group, Inc. (The) cv. company guaranty sr. unsec. unsub. notes 1 5/8s, 2018			27,000	38,323

Standard Pacific Corp. cv. company guaranty sr. unsec. unsub. notes 1 1/4s, 2032			20,000	23,488

Tesla Motors, Inc. cv. sr. unsec. notes 1 1/4s, 2021			99,000	94,854

TiVo, Inc. 144A cv. sr. unsec. notes 2s, 2021			30,000	27,769

				537,124
Consumer staples (0.1%)

Vector Group, Ltd. cv. sr. unsec. FRN 2 1/2s, 2019			30,000	42,148

				42,148
Energy (0.8%)

Chesapeake Energy Corp. cv. company guaranty sr. unsec. notes 2 1/4s, 2038			124,000	114,080

Cobalt International Energy, Inc. cv. sr. unsec. unsub. notes 2 5/8s, 2019			49,000	38,067

Energy XXI, Ltd. cv. sr. unsec. bonds 3s, 2018 (acquired various dates from 11/19/13 to 1/24/14, cost $13,899)(RES)			14,000	5,390

Goodrich Petroleum Corp. cv. company guaranty sr. unsec. unsub. notes 5s, 2032			18,000	10,260

Hornbeck Offshore Services, Inc. cv. company guaranty sr. unsec. notes 1 1/2s, 2019			13,000	10,977

Peabody Energy Corp. cv. jr. unsec. sub. debs. 4 3/4s, 2041			21,000	5,263

SEACOR Holdings, Inc. cv. sr. unsec. bonds 3s, 2028			31,000	27,900

SunEdison, Inc. 144A cv. sr. unsec. notes 2 5/8s, 2023			17,000	17,542

Trico Marine Services, Inc. cv. sr. unsec. debs. 3s, 2027 (In default)(NON)			15,000	413

Vantage Drilling Co. cv. sr. unsec. unsub. notes 7 7/8s, 2042			27,000	24,941

				254,833
Financials (1.1%)

Ares Capital Corp. cv. sr. unsec. notes 5 3/4s, 2016			25,000	25,688

Ares Capital Corp. cv. sr. unsec. unsub. bonds 4 3/8s, 2019			8,000	8,295

Blackstone Mortgage Trust, Inc. cv. sr. unsec. unsub. notes 5 1/4s, 2018(R)			24,000	25,980

Cowen Group, Inc. cv. sr. unsec. unsub. notes 3s, 2019			17,000	20,687

Empire State Realty OP LP 144A cv. sr. unsec. notes 2 5/8s, 2019(R)			18,000	18,799

Fidelity National Financial, Inc. cv. sr. unsec. unsub. notes 4 1/4s, 2018			13,000	26,943

Forest City Enterprises, Inc. cv. sr. unsec. notes 4 1/4s, 2018			38,000	45,481

Hercules Technology Growth Capital, Inc. cv. sr. unsec. notes 6s, 2016			16,000	18,200

iStar Financial, Inc. cv. sr. unsec. unsub. notes 3s, 2016(R)			10,000	12,656

Radian Group, Inc. cv. sr. unsec. unsub. notes 3s, 2017			27,000	43,419

Spirit Realty Capital, Inc. cv. sr. unsec. notes 2 7/8s, 2019(R)			19,000	18,466

Starwood Property Trust, Inc. cv. sr. unsec. unsub. notes 4s, 2019(R)			30,000	33,919

TCP Capital Corp. 144A cv. sr. unsec. notes 5 1/4s, 2019			41,000	41,333

Walter Investment Management Corp. cv. sr. unsec. sub. notes 4 1/2s, 2019			10,000	7,800

				347,666
Health care (1.3%)

Accuray, Inc. cv. sr. unsec. notes 3 3/4s, 2016			32,000	32,380

AMAG Pharmaceuticals, Inc. cv. sr. unsec. unsub. notes 2 1/2s, 2019			12,000	31,170

Brookdale Senior Living, Inc. cv. sr. unsec. unsub. notes 2 3/4s, 2018			36,000	50,220

China Medical Technologies, Inc. cv. sr. unsec. bonds Ser. CMT, 4s, 2016 (China) (In default)(F)(NON)			25,000	2,000

China Medical Technologies, Inc. 144A cv. sr. unsec. notes 6 1/4s, 2016 (China) (In default)(F)(NON)			14,000	980

Gilead Sciences, Inc. cv. sr. unsec. notes 1 5/8s, 2016			15,000	74,081

HealthSouth Corp. cv. sr. unsec. sub. notes 2s, 2043			36,000	43,650

Hologic, Inc. cv. sr. unsec. unsub. notes stepped-coupon 2s (0s, 3/1/18) 2042(STP)			44,000	56,320

Jazz Investments I, Ltd. 144A cv. company guaranty sr. unsec. notes 1 7/8s, 2021 (Ireland)			41,000	48,867

Medidata Solutions, Inc. cv. sr. unsec. notes 1s, 2018			20,000	24,538

Teleflex, Inc. cv. sr. unsec. sub. notes 3 7/8s, 2017			13,000	27,186

				391,392
Technology (2.2%)

Ciena Corp. cv. sr. unsec. notes 4s, 2020			29,000	40,981

Intel Corp. cv. jr. sub. notes 3 1/4s, 2039			17,000	28,879

j2 Global, Inc. cv. sr. unsec. notes 3 1/4s, 2029			30,000	34,800

Jazz Technologies, Inc. company guaranty cv. sr. unsec. bonds 8s, 2018			8,000	13,220

Micron Technology, Inc. cv. sr. unsec. bonds Ser. E, 1 5/8s, 2033			64,000	164,280

Micron Technology, Inc. cv. sr. unsec. unsub. bonds 3s, 2043			50,000	56,250

Novellus Systems, Inc. cv. company guaranty sr. unsec. notes 2 5/8s, 2041			16,000	38,410

NVIDIA Corp. cv. sr. unsec. bonds 1s, 2018			49,000	59,566

ON Semiconductor Corp. cv. company guaranty sr. unsec. sub. notes Ser. B, 2 5/8s, 2026			20,000	27,038

Safeguard Scientifics, Inc. cv. sr. unsec. bonds 5 1/4s, 2018			34,000	40,800

Salesforce.com, Inc. cv. sr. unsec. unsub. notes 0 1/4s, 2018			33,000	41,271

SanDisk Corp. cv. sr. unsec. notes 1 1/2s, 2017			22,000	31,818

Verint Systems, Inc. cv. sr. unsec. notes 1 1/2s, 2021			22,000	26,166

Vishay Intertechnology, Inc. 144A cv. sr. unsec. notes 2 1/4s, 2041			18,000	14,760

Yahoo!, Inc. cv. sr. unsec. bonds zero %, 2018			61,000	65,804

				684,043
Transportation (0.2%)

Atlas Air Worldwide Holdings, Inc. cv. sr. unsec. notes 2 1/4s, 2022			23,000	23,230

Scorpio Tankers, Inc. 144A cv. sr. unsec. notes 2 3/8s, 2019			48,000	50,430

				73,660

Total convertible bonds and notes (cost $2,401,178)				$2,506,397

CORPORATE BONDS AND NOTES (6.2%)(a)
			Principal amount	Value

Basic materials (0.4%)

Agrium, Inc. sr. unsec. notes 3 3/8s, 2025 (Canada)			$5,000	$4,889

Agrium, Inc. sr. unsec. unsub. 5 1/4s, 2045 (Canada)			2,000	2,109

ArcelorMittal SA sr. unsec. bonds 10.6s, 2019 (France)			15,000	18,225

Celanese US Holdings, LLC sr. notes 5 7/8s, 2021 (Germany)			5,000	5,425

CF Industries, Inc. company guaranty sr. unsec. notes 5 3/8s, 2044			4,000	4,148

CF Industries, Inc. company guaranty sr. unsec. notes 5.15s, 2034			3,000	3,149

Eastman Chemical Co. sr. unsec. unsub. notes 3.8s, 2025			2,000	2,048

Glencore Funding, LLC 144A company guaranty sr. unsec. unsub. notes 4 5/8s, 2024			3,000	3,084

Glencore Funding, LLC 144A company guaranty sr. unsec. unsub. notes 4s, 2025			10,000	9,642

Glencore Funding, LLC 144A company guaranty sr. unsec. unsub. notes 2 7/8s, 2020			2,000	1,990

Huntsman International, LLC company guaranty sr. unsec. unsub. notes 4 7/8s, 2020			30,000	30,450

LyondellBasell Industries NV sr. unsec. unsub. notes 4 5/8s, 2055			5,000	4,564

NOVA Chemicals Corp. 144A sr. unsec. notes 5s, 2025 (Canada)			2,000	2,050

Rockwood Specialties Group, Inc. company guaranty sr. unsec. notes 4 5/8s, 2020			9,000	9,394

Westvaco Corp. company guaranty sr. unsec. unsub. notes 8.2s, 2030			5,000	6,902

Westvaco Corp. company guaranty sr. unsec. unsub. notes 7.95s, 2031			5,000	6,490

				114,559
Capital goods (0.1%)

Delphi Corp. company guaranty sr. unsec. unsub. notes 5s, 2023			5,000	5,384

Legrand France SA sr. unsec. unsub. debs 8 1/2s, 2025 (France)			10,000	13,896

				19,280
Communication services (1.4%)

American Tower Corp. sr. unsec. notes 4s, 2025(R)			10,000	9,941

AT&T, Inc. sr. unsec. notes 4 3/4s, 2046			2,000	1,905

AT&T, Inc. sr. unsec. unsub. notes 3.4s, 2025			3,000	2,918

CCO Holdings, LLC/CCO Holdings Capital Corp. company guaranty sr. unsec. notes 5 1/4s, 2022			35,000	35,744

CCO Holdings, LLC/CCO Holdings Capital Corp. company guaranty sr. unsec. unsub. bonds 5 1/8s, 2023			30,000	30,150

Comcast Cable Communications Holdings, Inc. company guaranty sr. unsec. notes 9.455s, 2022			5,000	7,136

Comcast Corp. company guaranty sr. unsec. unsub. notes 6.95s, 2037			5,000	6,660

Crown Castle International Corp. sr. unsec. notes 5 1/4s, 2023(R)			25,000	26,356

Crown Castle Towers, LLC 144A company guaranty sr. notes 4.883s, 2020			5,000	5,466

CSC Holdings, LLC sr. unsec. unsub. notes 6 3/4s, 2021			35,000	38,063

DISH DBS Corp. company guaranty sr. unsec. unsub. notes 5 7/8s, 2024			10,000	10,025

Intelsat Luxembourg SA company guaranty sr. unsec. bonds 7 3/4s, 2021 (Luxembourg)			35,000	31,588

Koninklijke KPN NV sr. unsec. unsub. bonds 8 3/8s, 2030 (Netherlands)			5,000	7,089

Level 3 Financing, Inc. company guaranty sr. unsec. unsub. notes 6 1/8s, 2021			25,000	26,500

Qwest Corp. sr. unsec. notes 6 3/4s, 2021			2,000	2,250

SBA Tower Trust 144A company guaranty sr. notes 5.101s, 2017			10,000	10,510

Sprint Capital Corp. company guaranty 6 7/8s, 2028			40,000	36,100

Sprint Corp. company guaranty sr. unsec. notes 7 1/4s, 2021			70,000	70,438

T-Mobile USA, Inc. company guaranty sr. unsec. unsub. notes 6 1/8s, 2022			40,000	41,800

Telefonica Emisiones SAU company guaranty sr. unsec. notes 5.462s, 2021 (Spain)			5,000	5,660

Verizon Communications, Inc. sr. unsec. unsub. notes 5.9s, 2054			200	5,236

Verizon Communications, Inc. sr. unsec. unsub. notes 4.4s, 2034			5,000	4,812

Verizon Communications, Inc. 144A sr. unsec. unsub. notes 4.522s, 2048			19,000	17,357

				433,704
Consumer cyclicals (0.9%)

21st Century Fox America, Inc. company guaranty sr. unsec. unsub. notes 7 3/4s, 2045			5,000	7,090

Autonation, Inc. company guaranty sr. unsec. unsub. notes 5 1/2s, 2020			5,000	5,494

Bed Bath & Beyond, Inc. sr. unsec. notes 5.165s, 2044			5,000	5,151

Bon-Ton Department Stores, Inc. (The) company guaranty notes 10 5/8s, 2017			4,000	3,985

CBS Corp. company guaranty sr. unsec. debs. 7 7/8s, 2030			5,000	6,712

Ford Motor Co. sr. unsec. unsub. notes 7.45s, 2031			5,000	6,514

Ford Motor Co. sr. unsec. unsub. notes 7.4s, 2046			5,000	7,015

Gannett Co., Inc. 144A company guaranty sr. unsec. notes 4 7/8s, 2021			2,000	2,015

General Motors Co. sr. unsec. unsub. notes 6 1/4s, 2043			5,000	5,785

General Motors Financial Co., Inc. company guaranty sr. unsec. unsub. Notes 3.45s, 2022			10,000	9,848

Host Hotels & Resorts LP sr. unsec. unsub. notes 5 1/4s, 2022(R)			5,000	5,512

iHeartCommunications, Inc. company guaranty sr. notes 9s, 2021			55,000	51,975

INVISTA Finance, LLC 144A company guaranty sr. notes 4 1/4s, 2019			3,000	2,955

Macy's Retail Holdings, Inc. company guaranty sr. unsec. notes 6.9s, 2029			4,000	5,084

Macy's Retail Holdings, Inc. company guaranty sr. unsec. notes 6.65s, 2024			1,000	1,241

Macy's Retail Holdings, Inc. company guaranty sr. unsec. notes 3 5/8s, 2024			3,000	3,074

Macy's Retail Holdings, Inc. company guaranty sr. unsec. unsub. notes 7s, 2028			3,000	3,816

MGM Resorts International company guaranty sr. unsec. notes 5 1/4s, 2020			45,000	46,350

Neiman Marcus Group, Ltd. 144A company guaranty sr. unsec. notes 8 3/4s, 2021(PIK)			35,000	37,800

Nordstrom, Inc. sr. unsec. notes 5s, 2044			2,000	2,235

Nordstrom, Inc. sr. unsec. unsub. notes 6.95s, 2028			5,000	6,532

Owens Corning company guaranty sr. unsec. notes 9s, 2019			5,000	6,016

Priceline Group, Inc. (The) sr. unsec. unsub. notes 3.65s, 2025			4,000	4,019

QVC, Inc. company guaranty sr. notes 4.85s, 2024			2,000	2,063

QVC, Inc. company guaranty sr. unsub. notes 4.45s, 2025			2,000	1,985

Sirius XM Radio, Inc. 144A sr. unsec. bonds 5 7/8s, 2020			15,000	15,619

Tiffany & Co. sr. unsec. unsub. notes 4.9s, 2044			5,000	4,941

Time Warner, Inc. company guaranty sr. unsec. bonds 7.7s, 2032			5,000	6,800

Vulcan Materials Co. sr. unsec. unsub. notes 4 1/2s, 2025			2,000	2,023

				269,649
Consumer staples (0.3%)

Altria Group, Inc. company guaranty sr. unsec. notes 9 1/4s, 2019			2,000	2,543

Altria Group, Inc. company guaranty sr. unsec. unsub. notes 2.85s, 2022			5,000	4,902

Anheuser-Busch InBev Worldwide, Inc. company guaranty sr. unsec. unsub. notes 8.2s, 2039			10,000	15,295

ConAgra Foods, Inc. sr. unsec. notes 7s, 2019			5,000	5,788

Constellation Brands, Inc. company guaranty sr. unsec. unsub. notes 7 1/4s, 2016			5,000	5,345

Constellation Brands, Inc. company guaranty sr. unsec. unsub. notes 6s, 2022			10,000	11,275

Constellation Brands, Inc. company guaranty sr. unsec. unsub. notes 3 7/8s, 2019			2,000	2,048

Corrections Corp. of America company guaranty sr. unsec. notes 4 5/8s, 2023(R)			2,000	1,995

CVS Pass-Through Trust sr. notes 6.036s, 2028			3,795	4,392

ERAC USA Finance, LLC 144A company guaranty sr. unsec. bonds 4 1/2s, 2045			5,000	4,820

ERAC USA Finance, LLC 144A company guaranty sr. unsec. notes 7s, 2037			10,000	12,807

Kraft Foods Group, Inc. sr. unsec. notes Ser. 144A, 6 7/8s, 2039			5,000	6,218

Kroger Co. (The) company guaranty sr. unsec. notes 6.9s, 2038			2,000	2,614

McDonald's Corp. sr. unsec. notes 5.7s, 2039			15,000	17,582

Tyson Foods, Inc. company guaranty sr. unsec. bonds 4 7/8s, 2034			2,000	2,113

Tyson Foods, Inc. company guaranty sr. unsec. unsub. bonds 5.15s, 2044			3,000	3,263

Walgreens Boots Alliance, Inc. company guaranty sr. unsec. unsub. notes 3.3s, 2021			5,000	5,050

				108,050
Energy (0.3%)

BP Capital Markets PLC company guaranty sr. unsec. unsub. notes 4 1/2s, 2020 (United Kingdom)			5,000	5,535

California Resources Corp. company guaranty sr. unsec. notes 5s, 2020			2,000	1,905

DCP Midstream Operating LP company guaranty sr. unsec. notes 2.7s, 2019			5,000	4,746

EQT Midstream Partners LP company guaranty sr. unsec. notes 4s, 2024			2,000	1,941

Freeport-McMoran Oil & Gas, LLC/FCX Oil & Gas, Inc. company guaranty sr. unsec. notes 6 3/4s, 2022			3,000	3,195

Freeport-McMoran Oil & Gas, LLC/FCX Oil & Gas, Inc. company guaranty sr. unsec. unsub. notes 6 7/8s, 2023			2,000	2,148

Kerr-McGee Corp. company guaranty sr. unsec. unsub. notes 7 7/8s, 2031			5,000	6,731

Petrobras Global Finance BV company guaranty sr. unsec. notes 3 7/8s, 2016 (Brazil)			5,000	5,020

Rosetta Resources, Inc. company guaranty sr. unsec. unsub. notes 5 5/8s, 2021			5,000	5,301

Shelf Drilling Holdings, Ltd. 144A sr. notes 8 5/8s, 2018			15,000	13,350

Spectra Energy Capital, LLC company guaranty sr. unsec. unsub. notes 6.2s, 2018			5,000	5,551

Weatherford International, Ltd./Bermuda company guaranty sr. unsec. notes 9 7/8s, 2039 (Bermuda)			10,000	11,957

Williams Cos., Inc. (The) notes 8 3/4s, 2032			7,000	8,995

Williams Cos., Inc. (The) notes 7 3/4s, 2031			2,000	2,381

Williams Cos., Inc. (The) sr. unsec. notes 4.55s, 2024			5,000	5,116

				83,872
Financials (1.2%)

Ally Financial, Inc. company guaranty sr. unsec. unsub. notes 7 1/2s, 2020			40,000	46,900

American Express Co. jr. unsec. sub. FRN Ser. C, 4.9s, perpetual maturity			5,000	4,912

American International Group, Inc. jr. sub. FRB 8.175s, 2058			5,000	6,806

ARC Properties Operating Partnership LP/Clark Acquisition, LLC company guaranty sr. unsec. unsub. notes 4.6s, 2024(R)			3,000	2,970

Bank of America Corp. jr. unsec. sub. FRN Ser. AA, 6.1s, perpetual maturity			14,000	14,158

Bank of America Corp. jr. unsec. sub. FRN Ser. Z, 6 1/2s, perpetual maturity			10,000	10,575

Bear Stearns Cos., LLC (The) sr. unsec. unsub. notes 7 1/4s, 2018			15,000	17,135

Camden Property Trust sr. unsec. notes 4 7/8s, 2023(R)			5,000	5,511

CBL & Associates LP company guaranty sr. unsec. unsub. notes 5 1/4s, 2023(R)			5,000	5,238

CIT Group, Inc. sr. unsec. notes 5s, 2022			55,000	56,513

Citigroup, Inc. jr. unsec. sub. FRB Ser. B, 5.9s, perpetual maturity			2,000	1,998

Citigroup, Inc. jr. unsec. sub. FRB Ser. P, 5.95s, perpetual maturity			4,000	3,945

Citigroup, Inc. sr. unsec. notes 8 1/2s, 2019			2,000	2,467

DDR Corp. sr. unsec. unsub. notes 7 7/8s, 2020(R)			5,000	6,183

Duke Realty LP sr. unsec. unsub. notes 3 7/8s, 2021(R)			5,000	5,243

Fairfax US, Inc. 144A company guaranty sr. unsec. notes 4 7/8s, 2024			2,000	1,965

General Electric Capital Corp. sr. unsec. notes 6 3/4s, 2032			5,000	6,738

Genworth Holdings, Inc. company guaranty jr. unsec. sub. FRB 6.15s, 2066			3,000	1,883

Hartford Financial Services Group, Inc. (The) jr. unsec. sub. FRB 8 1/8s, 2038			5,000	5,638

Healthcare Realty Trust, Inc. sr. unsec. unsub. notes 3 7/8s, 2025(R)			5,000	4,936

HSBC Capital Funding LP 144A company guaranty jr. unsec. sub. FRB 10.176s, perpetual maturity (Jersey)			8,000	12,200

International Lease Finance Corp. sr. unsec. notes 6 1/4s, 2019			5,000	5,538

Liberty Mutual Group, Inc. 144A company guaranty jr. unsec. sub. bonds 7.8s, 2037			2,000	2,425

Liberty Mutual Group, Inc. 144A company guaranty jr. unsec. sub. FRN 7s, 2037			5,000	5,144

Liberty Property LP sr. unsec. unsub. notes 3 3/8s, 2023(R)			5,000	4,910

Lloyds Banking Group PLC 144A jr. unsec. sub. FRN 6.657s, perpetual maturity (United Kingdom)			10,000	11,400

Massachusetts Mutual Life Insurance Co. 144A notes 8 7/8s, 2039			5,000	7,713

MPT Operating Partnership LP/MPT Finance Corp. company guaranty sr. unsec. notes 6 7/8s, 2021(R)			5,000	5,356

Neuberger Berman Group, LLC/Neuberger Berman Finance Corp. 144A sr. unsec. notes 5 7/8s, 2022			2,000	2,150

PHH Corp. sr. unsec. unsub. notes 6 3/8s, 2021			15,000	15,038

Progressive Corp. (The) jr. unsec. sub. FRN 6.7s, 2037			2,000	2,090

Royal Bank of Scotland PLC (The) unsec. sub. FRN Ser. REGS, 9 1/2s, 2022 (United Kingdom)			5,000	5,600

Select Income REIT sr. unsec. unsub. notes 3.6s, 2020(R)			5,000	5,143

Select Income REIT sr. unsec. unsub. notes 2.85s, 2018(R)			5,000	5,070

Springleaf Finance Corp. sr. unsec. unsub. notes 6s, 2020			30,000	30,825

State Street Capital Trust IV company guaranty jr. unsec. sub. FRB 1.271s, 2037			15,000	12,825

Teachers Insurance & Annuity Association of America 144A unsec. sub. FRN 4 3/8s, 2054			2,000	2,142

USI, Inc./NY 144A sr. unsec. notes 7 3/4s, 2021			10,000	10,200

Wells Fargo & Co. jr. unsec. sub. FRB Ser. U, 5 7/8s, perpetual maturity			10,000	10,513

Willis Group Holdings PLC company guaranty sr. unsec. unsub. notes 5 3/4s, 2021			10,000	11,202

WP Carey, Inc. sr. unsec. unsub. notes 4.6s, 2024(R)			5,000	5,144

				384,342
Health care (0.5%)

AbbVie, Inc. sr. unsec. notes 3.6s, 2025			2,000	2,013

Actavis Funding SCS company guaranty sr. unsec. unsub. notes 4 3/4s, 2045 (Luxembourg)			3,000	2,971

Fresenius Medical Care US Finance II, Inc. 144A company guaranty sr. unsec. notes 5 5/8s, 2019			2,000	2,175

HCA, Inc. company guaranty sr. notes 5s, 2024			5,000	5,213

HCA, Inc. company guaranty sr. notes 3 3/4s, 2019			45,000	45,675

Medtronic PLC 144A sr. unsec. notes 4 3/8s, 2035			3,000	3,075

Medtronic PLC 144A sr. unsec. notes 3 1/2s, 2025			2,000	2,048

Omega Healthcare Investors, Inc. company guaranty sr. unsec. notes 4.95s, 2024(R)			2,000	2,089

Omega Healthcare Investors, Inc. 144A company guaranty sr. unsec. notes 4 1/2s, 2027(R)			5,000	4,863

Omnicare, Inc. sr. unsec. notes 4 3/4s, 2022			12,000	13,050

Par Pharmaceutical Cos., Inc. company guaranty sr. unsec. unsub. notes 7 3/8s, 2020			30,000	32,100

Service Corporation International sr. unsec. unsub. notes 6 3/4s, 2016			25,000	26,000

Service Corporation International sr. unsec. unsub. notes 5 3/8s, 2024			20,000	21,200

				162,472
Technology (0.3%)

Apple, Inc. sr. unsec. unsub. notes 4 3/8s, 2045			3,000	3,039

First Data Corp. 144A company guaranty notes 8 1/4s, 2021			80,000	85,300

Freescale Semiconductor, Inc. company guaranty sr. unsec. notes 10 3/4s, 2020			2,000	2,138

Oracle Corp. sr. unsec. unsub. notes 4 1/8s, 2045			2,000	1,936

				92,413
Utilities and power (0.8%)

AES Corp./Virginia (The) sr. unsec. notes 8s, 2020			15,000	17,550

CMS Energy Corp. sr. unsec. notes 8 3/4s, 2019			5,000	6,218

Colorado Interstate Gas Co., LLC sr. unsec. debs. 6.85s, 2037			100,000	110,326

El Paso Natural Gas Co., LLC sr. unsec. unsub. bonds 8 3/8s, 2032			5,000	6,172

Electricite de France (EDF) 144A sr. unsec. notes 6.95s, 2039 (France)			5,000	6,712

EP Energy, LLC/Everest Acquisition Finance, Inc. company guaranty sr. unsec. unsub. notes 7 3/4s, 2022			25,000	26,250

FirstEnergy Corp. sr. unsec. unsub. notes 4 1/4s, 2023			6,000	6,179

Iberdrola International BV company guaranty sr. unsec. unsub. notes 6 3/4s, 2036 (Spain)			5,000	6,270

Kinder Morgan Energy Partners LP sr. unsec. unsub. notes 5.4s, 2044			1,000	959

Kinder Morgan, Inc./DE sr. notes Ser. GMTN, 7 3/4s, 2032			5,000	5,891

PPL WEM Holdings, Ltd. 144A sr. unsec. notes 5 3/8s, 2021 (United Kingdom)			15,000	16,960

Puget Sound Energy, Inc. jr. sub. FRN Ser. A, 6.974s, 2067			7,000	6,650

Texas-New Mexico Power Co. 144A 1st mtge. bonds Ser. A, 9 1/2s, 2019			5,000	6,256

TransCanada PipeLines, Ltd. jr. unsec. sub. FRN 6.35s, 2067 (Canada)			10,000	9,538

Westar Energy, Inc. sr. mtge. bonds 8 5/8s, 2018			15,000	18,382

Wisconsin Energy Corp. jr. unsec. sub. FRN 6 1/4s, 2067			5,000	4,819

				255,132

Total corporate bonds and notes (cost $1,885,598)				$1,923,473

CONVERTIBLE PREFERRED STOCKS (6.0%)(a)
			Shares	Value

Basic materials (0.3%)

Alcoa, Inc. Ser. 1, $2.688 cv. pfd.			1,090	$47,653

Smurfit-Stone Container Corp. escrow zero % cv. pfd.(F)			1,775	18

Weyerhaeuser Co. Ser. A, $3.188 cv. pfd.(R)			805	43,646

				91,317
Capital goods (0.3%)

United Technologies Corp. $3.75 cv. pfd.			1,492	90,893

				90,893
Communication services (0.8%)

American Tower Corp. $5.50 cv. pfd.(R)			765	77,617

Cincinnati Bell, Inc. Ser. B, $3.378 cum. cv. pfd.			800	39,300

Crown Castle International Corp. Ser. A, $4.50 cv. pfd.(R)			357	36,717

Iridium Communications, Inc. 7.00% cv. pfd.			135	15,989

Iridium Communications, Inc. Ser. B, 6.75% cv. pfd.			25	9,375

T-Mobile US, Inc. Ser. A, $2.75 cv. pfd.			816	56,116

				235,114
Consumer cyclicals (0.9%)

FelCor Lodging Trust, Inc. Ser. A, $0.488 cum. cv. pfd.(R)			1,505	38,730

Fiat Chrysler Automobiles NV Ser. FCAU, $7.875 cv. pfd. (United Kingdom)(NON)			1,260	173,329

Stanley Black & Decker, Inc. $6.25 cv. pfd.			468	55,392

				267,451
Consumer staples (0.2%)

Tyson Foods, Inc. $2.375 cv. pfd.			913	47,449

				47,449
Energy (0.6%)

Chesapeake Energy Corp. 144A 5.75% cum. cv. pfd.			50	41,844

Chesapeake Energy Corp. 144A 5.75% cv. pfd.			107	89,606

Halcon Resources Corp. Ser. A, 5.75% cv. pfd.			23	5,864

Southwestern Energy Co. Ser. B, $3.125 cv. pfd.			611	33,758

				171,072
Financials (1.6%)

Alexandria Real Estate Equities, Inc. Ser. D, $1.75 cv. pfd.(R)			1,688	49,216

AMG Capital Trust II $2.575 cv. pfd.			1,145	70,274

Banc of California, Inc. $4.00 cv. pfd.			311	18,996

Bank of America Corp. Ser. L, 7.25% cv. pfd.			168	191,940

EPR Properties Ser. C, $1.438 cv. pfd.(R)			2,069	49,397

Health Care REIT, Inc. Ser. I, $3.25 cv. pfd.(R)			697	44,477

Maiden Holdings, Ltd. Ser. B, $3.625 cv. pfd. (Bermuda)			644	32,303

Wells Fargo & Co. Ser. L, 7.50% cv. pfd.			47	56,694

				513,297
Health care (0.5%)

Actavis PLC Ser. A, 5.50% cv. pfd.(NON)			134	142,036

Alere, Inc. Ser. B, 3.00% cv. pfd.			69	23,930

				165,966
Transportation (0.1%)

Genesee & Wyoming, Inc. $5.00 cv. pfd.			237	25,162

				25,162
Utilities and power (0.7%)

Dominion Resources, Inc./VA $3.188 cv. pfd.			1,094	55,116

Dynegy, Inc. Ser. A, $5.375 cv. pfd.			212	23,740

El Paso Energy Capital Trust I $2.375 cv. pfd.			965	57,870

Exelon Corp. $3.25 cv. pfd.			727	35,121

NextEra Energy, Inc. $2.90 cv. pfd.			1,096	62,395

				234,242

Total convertible preferred stocks (cost $1,724,857)				$1,841,963

U.S. TREASURY OBLIGATIONS (3.5%)(a)
			Principal amount	Value

U.S. Treasury Bonds
3 3/4s, November 15, 2043(SEGSF)(SEGCCS)			$60,000	$70,626
2 3/4s, August 15, 2042(SEGCCS)			40,000	39,061

U.S. Treasury Notes
2 3/4s, November 15, 2023(SEGSF)			160,000	169,485
2 3/8s, August 15, 2024(SEGSF)			80,000	82,043
2s, November 30, 2020			180,000	183,743
1 3/4s, May 31, 2016			130,000	131,855
1 3/8s, September 30, 2018			90,000	90,899
1 1/8s, December 31, 2019			70,000	69,108
1s, August 31, 2016			10,000	10,075
0 3/4s, March 31, 2018(SEGCCS)			190,000	189,227
0 3/4s, December 31, 2017			60,000	59,907

Total U.S. treasury Obligations (cost $1,083,214)				$1,096,029

MORTGAGE-BACKED SECURITIES (1.2%)(a)
			Principal amount	Value

Banc of America Commercial Mortgage Trust Ser. 06-5, Class A3, 5.39s, 2047			$11,000	$11,000

Banc of America Merrill Lynch Commercial Mortgage, Inc. Ser. 05-4, Class A5A, 4.933s, 2045(F)			3,459	3,467

Citigroup Commercial Mortgage Trust
FRB Ser. 07-C6, Class A4, 5.711s, 2049			10,000	10,735
Ser. 14-GC21, Class AS, 4.026s, 2047			14,000	14,893

COMM Mortgage Pass-Through Certificates FRB Ser. 14-CR14, Class XA, IO, 0.885s, 2047			378,310	17,451

COMM Mortgage Trust
FRB Ser. 13-LC13, Class XA, IO, 1.424s, 2046			139,720	9,604
FRB Ser. 14-LC15, Class XA, IO, 1.41s, 2047(F)			170,770	13,456
FRB Ser. 14-CR18, Class XA, IO, 1.297s, 2047			99,277	7,425
FRB Ser. 14-CR16, Class XA, IO, 1.263s, 2047			189,922	13,741
FRB Ser. 14-UBS6, Class XA, IO, 1.082s, 2047			99,673	7,006
FRB Ser. 13-CR13, Class XA, IO, 1.003s, 2023			125,910	6,816

Credit Suisse First Boston Mortgage Securities Corp. 144A FRB Ser. 03-C3, Class AX, IO, 1.908s, 2038			4,331	1

JPMorgan Chase Commercial Mortgage Securities Trust
Ser. 08-C2, Class ASB, 6 1/8s, 2051			4,520	4,720
Ser. 04-LN2, Class A2, 5.115s, 2041			710	711

LB Commercial Mortgage Trust 144A Ser. 98-C4, Class J, 5.6s, 2035			2,000	2,104

LB-UBS Commercial Mortgage Trust 144A FRB Ser. 05-C2, Class XCL, IO, 0.195s, 2040			4,975	—

Merrill Lynch Mortgage Trust Ser. 05-CIP1, Class AM, 5.107s, 2038			25,000	25,031

Morgan Stanley Bank of America Merrill Lynch Trust
FRB Ser. 13-C11, Class AS, 4.415s, 2046(F)			10,000	11,236
FRB Ser. 13-C10, Class AS, 4.082s, 2046			20,000	21,590
FRB Ser. 13-C13, Class XA, IO, 1.219s, 2046			196,646	13,897
FRB Ser. 13-C12, Class XA, IO, 0.998s, 2046			320,287	15,402

Morgan Stanley Capital I Trust Ser. 07-IQ14, Class A2, 5.61s, 2049			6,759	6,828

UBS-Barclays Commercial Mortgage Trust 144A FRB Ser. 12-C2, Class XA, IO, 1.739s, 2063			433,597	31,477

UBS-Citigroup Commercial Mortgage Trust 144A Ser. 11-C1, Class AS, 5.154s, 2045			10,000	11,373

Wachovia Bank Commercial Mortgage Trust FRB Ser. 06-C25, Class AJ, 5.712s, 2043			13,000	13,324

Wells Fargo Commercial Mortgage Trust FRB Ser. 13-LC12, Class AS, 4.301s, 2046			10,000	10,855

WF-RBS Commercial Mortgage Trust
Ser. 13-C18, Class AS, 4.387s, 2046			25,000	27,631
Ser. 13-UBS1, Class AS, 4.306s, 2046			26,000	28,568

WF-RBS Commercial Mortgage Trust 144A
FRB Ser. 12-C9, Class XA, IO, 2.195s, 2045			94,922	9,969
FRB Ser. 12-C10, Class XA, IO, 1.78s, 2045			192,337	18,245

Total mortgage-backed securities (cost $367,898)				$368,556

FOREIGN GOVERNMENT AND AGENCY BONDS AND NOTES (0.7%)(a)
			Principal amount	Value

Buenos Aires (Province of) 144A sr. unsec. unsub. notes 11 3/4s, 2015 (Argentina)			$200,000	$201,500

Total foreign government and agency bonds and notes (cost $197,401)				$201,500

SENIOR LOANS (0.2%)(a)(c)
			Principal amount	Value

Caesars Entertainment Operating Co., Inc. bank term loan FRN Ser. B6, 11s, 2017			$66,169	$62,220

Grifols Worldwide Operations USA, Inc. bank term loan FRN 3.184s, 2021			9,925	9,947

Total senior loans (cost $73,422)				$72,167

MUNICIPAL BONDS AND NOTES (0.1%)(a)
			Principal amount	Value

CA State G.O. Bonds (Build America Bonds), 7 1/2s, 4/1/34			$10,000	$14,456

North TX, Tollway Auth. Rev. Bonds (Build America Bonds), 6.718s, 1/1/49			10,000	14,178

OH State U. Rev. Bonds (Build America Bonds), 4.91s, 6/1/40			5,000	5,882

Total municipal bonds and notes (cost $25,065)				$34,516

PREFERRED STOCKS (0.1%)(a)
			Shares	Value

Ally Financial, Inc. 144A 7.00% cum. pfd.			5	$5,050

Citigroup, Inc. Ser. K, $1.719 ARP			600	16,182

GMAC Capital Trust I Ser. 2, $2.031 cum. ARP			275	7,167

Total preferred stocks (cost $28,103)				$28,399

ASSET-BACKED SECURITIES (0.1%)(a)
			Principal amount	Value

Station Place Securitization Trust FRB Ser. 15-2, Class A, 1.235s, 2017			$28,000	$28,000

Total asset-backed securities (cost $28,000)				$28,000

WARRANTS (—%)(a)(NON)
	Expiration date	Strike Price	Warrants	Value

Tower Semiconductor, Ltd. 144A (Israel)(F)	6/30/15	$1.70	6,345	$—

Total warrants (cost $1,269)				$—

SHORT-TERM INVESTMENTS (35.0%)(a)
			Principal amount/shares	Value

Putnam Cash Collateral Pool, LLC 0.23%(d)		Shares	151,725	$151,725

Putnam Money Market Liquidity Fund 0.08%(AFF)		Shares	923,880	923,880

Putnam Short Term Investment Fund 0.07%(AFF)		Shares	9,645,137	9,645,137

U.S. Treasury Bills 0.03%, July 16, 2015(SEG)(SEGCCS)			$100,000	99,997

Total short-term investments (cost $10,820,739)				$10,820,739

TOTAL INVESTMENTS

Total investments (cost $30,192,914)(b)				$31,212,321

FORWARD CURRENCY CONTRACTS at 5/31/15 (aggregate face value $613,118) (Unaudited)

						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Barclays Bank PLC
	Euro	Sell	6/17/15	$6,371	$6,548	$177
	Hong Kong Dollar	Buy	8/19/15	43,795	43,805	(10)
	Japanese Yen	Buy	8/19/15	24,063	24,910	(847)
	Singapore Dollar	Buy	8/19/15	6,072	6,171	(99)
	Swiss Franc	Buy	6/17/15	6,920	6,819	101
Citibank, N.A.
	Australian Dollar	Sell	7/15/15	38,216	37,999	(217)
	Danish Krone	Buy	6/17/15	31,224	31,756	(532)
	Euro	Buy	6/17/15	14,940	14,724	216
	Japanese Yen	Sell	8/19/15	6,732	6,970	238
Credit Suisse International
	Australian Dollar	Sell	7/15/15	3,967	3,772	(195)
	Euro	Sell	6/17/15	24,936	24,656	(280)
	Japanese Yen	Sell	8/19/15	527	536	9
	New Zealand Dollar	Sell	7/15/15	5,724	5,993	269
	Norwegian Krone	Sell	6/17/15	2,084	2,097	13
	Swedish Krona	Buy	6/17/15	5,924	5,833	91
	Swiss Franc	Buy	6/17/15	12,029	11,702	327
Deutsche Bank AG
	Australian Dollar	Buy	7/15/15	1,907	1,896	11
	British Pound	Sell	6/17/15	53,488	53,804	316
	Euro	Buy	6/17/15	53,937	54,902	(965)
	Swedish Krona	Buy	6/17/15	4,622	4,723	(101)
Goldman Sachs International
	Euro	Buy	6/17/15	5,602	5,733	(131)
HSBC Bank USA, National Association
	British Pound	Buy	6/17/15	6,877	6,918	(41)
	Euro	Sell	6/17/15	11,644	12,335	691
	Japanese Yen	Sell	8/19/15	19,282	19,293	11
JPMorgan Chase Bank N.A.
	Australian Dollar	Sell	7/15/15	1,907	1,896	(11)
	British Pound	Buy	6/17/15	1,223	1,672	(449)
	Euro	Sell	6/17/15	53,607	54,015	408
	Japanese Yen	Buy	8/19/15	20,365	21,082	(717)
	New Zealand Dollar	Sell	7/15/15	5,441	5,697	256
	Norwegian Krone	Sell	6/17/15	24,233	24,387	154
	Singapore Dollar	Buy	8/19/15	12,514	12,715	(201)
	Swedish Krona	Buy	6/17/15	6,476	6,617	(141)
	Swiss Franc	Buy	6/17/15	7,558	7,452	106
	Swiss Franc	Sell	6/17/15	7,665	7,190	(475)
State Street Bank and Trust Co.
	Euro	Sell	6/17/15	1,428	1,461	33
	Israeli Shekel	Sell	7/15/15	362	353	(9)
	Japanese Yen	Buy	8/19/15	7,244	7,500	(256)
	Swedish Krona	Sell	6/17/15	6,112	6,242	130
	Swiss Franc	Sell	6/17/15	8,836	8,715	(121)
UBS AG
	Australian Dollar	Buy	7/15/15	6,179	6,144	35
	British Pound	Buy	6/17/15	16,505	16,005	500
	Euro	Buy	6/17/15	20,213	20,524	(311)
	Swiss Franc	Buy	6/17/15	7,132	7,034	98
WestPac Banking Corp.
	Japanese Yen	Sell	8/19/15	2,436	2,522	86

Total						$(1,833)

FUTURES CONTRACTS OUTSTANDING at 5/31/15 (Unaudited)

				Unrealized
	Number of		Expiration	appreciation/
	contracts	Value	date	(depreciation)

U.S. Treasury Note 2 yr (Long)	2	$437,719	Sep-15	$590
U.S. Treasury Note 5 yr (Long)	1	119,727	Sep-15	459

Total				$1,049

OTC CREDIT DEFAULT CONTRACTS OUTSTANDING at 5/31/15 (Unaudited)

			Upfront			Payments
			premium		Termi-	received	Unrealized
	Swap counterparty/		received	Notional	nation	(paid) by fund	appreciation/
	Referenced debt*	Rating***	(paid)**	amount	date	per annum	(depreciation)

Barclays Bank PLC
	EM Series 23 Index	BBB/P	$100,878	$1,173,000	6/20/20	100 bp	$163
	EM Series 23 Index	BBB/P	201,985	1,990,000	6/20/20	100 bp	33,221

	Total		$302,863	$33,384

*	Payments related to the referenced debt are made upon a credit default event.

**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

***	Ratings are presented for credit default contracts in which the fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody's, Standard & Poor's or Fitch ratings are believed to be the most recent ratings available at May 31, 2015. Securities rated by Putnam are indicated by “/P.”

CENTRALLY CLEARED CREDIT DEFAULT CONTRACTS OUTSTANDING at 5/31/15 (Unaudited)

			Upfront			Payments
			premium		Termi-	received	Unrealized
			received	Notional	nation	(paid) by fund	appreciation/
	Referenced debt*	Rating***	(paid)**	amount	date	per annum	(depreciation)

	NA HY Series 24 Index	B+/P	$(305,051)	$4,253,000	6/20/20	500 bp	$31,783

	Total		$(305,051)	$31,783

*	Payments related to the referenced debt are made upon a credit default event.

**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

***	Ratings are presented for credit default contracts in which the fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody's, Standard & Poor's or Fitch ratings are believed to be the most recent ratings available at May 31 2015. Securities rated by Putnam are indicated by “/P.”

Key to holding's abbreviations
ADR	American Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank
ARP	Adjustable Rate Preferred Stock: the rate shown is the current interest rate at the close of the reporting period
ETF	Exchange Traded Fund
FRB	Floating Rate Bonds: the rate shown is the current interest rate at the close of the reporting period
FRN	Floating Rate Notes: the rate shown is the current interest rate or yield at the close of the reporting period
GMTN	Global Medium Term Notes
G.O. Bonds	General Obligation Bonds
IO	Interest Only
SPDR	S&P Depository Receipts

Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from March 1, 2015 through May 31, 2015 (the reporting period). Within the following notes to the portfolio, references to “ASC 820” represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to “OTC”, if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $30,914,135.
(b)	The aggregate identified cost on a tax basis is $30,221,905, resulting in gross unrealized appreciation and depreciation of $1,590,269 and $599,853, respectively, or net unrealized appreciation of $990,416.
(NON)	This security is non-income-producing.
(STP)	The interest rate and date shown parenthetically represent the new interest rate to be paid and the date the fund will begin accruing interest at this rate.
(RES)	This security is restricted with regard to public resale. The total fair value of this security and any other restricted securities (excluding 144A securities), if any, held at the close of the reporting period was $5,390, or less than 0.1% of net assets.
(PIK)	Income may be received in cash or additional securities at the discretion of the issuer.
(AFF)	Affiliated company. For investments in Putnam Money Market Liquidity Fund and Putnam Short Term Investment Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control, or involving securities of companies in which the fund owned at least 5% of the outstanding voting securities, were as follows:
	Name of affiliate	Fair value at the beginning of the reporting period	Purchase cost	Sale proceeds	Investment income	Capital gain distributions	Fair value at the end of the reporting period

	Putnam Money Market Liquidity Fund*	$—	$1,043,523	$119,643	$103	$—	$923,880
	Putnam Short Term Investment Fund*	9,337,360	2,074,605	1,766,828	1,856	—	9,645,137
	Putnam Absolute Return 700 Fund Class Y	2,980,118	895,180	751,042	—	—	3,160,489
	Totals	$12,317,478	$4,013,308	$2,637,513	$1,959	$—	$13,729,506
* Management fees charged to Putnam Money Market Liquidity Fund and Putnam Short Term Investment Fund have been waived by Putnam Management.
(SEG)	This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period.
(SEGSF)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period.
(SEGCCS)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on the initial margin on certain centrally cleared derivative contracts at the close of the reporting period.
(c)	Senior loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rates shown for senior loans are the current interest rates at the close of the reporting period. Senior loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown. Senior loans are purchased or sold on a when-issued or delayed delivery basis and may be settled a month or more after the trade date, which from time to time can delay the actual investment of available cash balances; interest income is accrued based on the terms of the securities.
Senior loans can be acquired through an agent, by assignment from another holder of the loan, or as a participation interest in another holder’s portion of the loan. When the fund invests in a loan or participation, the fund is subject to the risk that an intermediate participant between the fund and the borrower will fail to meet its obligations to the fund, in addition to the risk that the borrower under the loan may default on its obligations.
(d)	Affiliated company. The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the fair value of the securities loaned. The fair value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agent; the fund will bear the risk of loss with respect to the investment of the cash collateral.
The fund received cash collateral of $151,725, which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Management. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged to Putnam Cash Collateral Pool, LLC. The rate quoted in the security description is the annualized 7-day yield at the close of the reporting period. At the close of the reporting period, the value of securities loaned amounted to $147,798. Certain of these securities were sold prior to the close of the reporting period.
(F)	This security is valued at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for ASC 820 based on the securities' valuation inputs. At the close of the reporting period, fair value pricing was also used for certain foreign securities in the portfolio.
(R)	Real Estate Investment Trust.
(S)	This security is on loan, in part or in entirety, at the close of the reporting period.
At the close of the reporting period, the fund maintained liquid assets totaling $7,976,720 to cover certain derivative contracts.
Debt obligations are considered secured unless otherwise indicated.
144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
The dates shown on debt obligations are the original maturity dates.
Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
Market quotations are not considered to be readily available for certain debt obligations and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2. Short-term securities with remaining maturities of 60 days or less may be valued at amortized cost, which approximates fair value, and are classified as Level 2 securities.
Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. At the close of the reporting period, fair value pricing was used for certain foreign securities in the portfolio. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
Stripped securities: The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The fair value of these securities is highly sensitive to changes in interest rates.
Futures contracts: The fund used futures contracts to manage exposure to market risk, to hedge prepayment risk, to hedge interest rate risk, to gain exposure to interest rates and to equitize cash.
The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin”.
For the fund's average number of futures contracts, see the appropriate table at the end of these footnotes.
Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used to hedge foreign exchange risk and to gain exposure to currencies.
The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
For the fund's average contract amount on forward currency contracts, see the appropriate table at the end of these footnotes.
Credit default contracts: The fund entered into OTC and/or centrally cleared credit default contracts to hedge credit risk, to hedge market risk and to gain exposure on individual names and/or baskets of securities.
In OTC and centrally cleared credit default contracts, the protection buyer typically makes a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. For OTC credit default contracts, an upfront payment received by the fund is recorded as a liability on the fund’s books. An upfront payment made by the fund is recorded as an asset on the fund’s books. Centrally cleared credit default contracts provide the same rights to the protection buyer and seller except the payments between parties, including upfront premiums, are settled through a central clearing agent through variation margin payments. Upfront and periodic payments received or paid by the fund for OTC and centrally cleared credit default contracts are recorded as realized gains or losses at the reset date or close of the contract. The OTC and centrally cleared credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change in value of OTC credit default contracts is recorded as an unrealized gain or loss. Daily fluctuations in the value of centrally cleared credit default contracts are recorded as unrealized gain or loss. Upon the occurrence of a credit event, the difference between the par value and fair value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.
In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations. In certain circumstances, the fund may enter into offsetting OTC and centrally cleared credit default contracts which would mitigate its risk of loss. The fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated for OTC credit default contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared credit default contracts through the daily exchange of variation margin. Counterparty risk is further mitigated with respect to centrally cleared credit default swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Where the fund is a seller of protection, the maximum potential amount of future payments the fund may be required to make is equal to the notional amount.
For the fund's average notional amount on credit default contracts, see the appropriate table at the end of these footnotes.
Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and, with respect to those amounts which can be sold or repledged, is presented in the fund’s portfolio.
Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.
At the close of the reporting period, the fund had a net liability position of $272,615 on open derivative contracts subject to the Master Agreements. Collateral posted by the fund at period end for these agreements totaled $188,074 and may include amounts related to unsettled agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Basic materials	$334,356	$68,969	$—
Capital goods	346,207	43,974	—
Communication services	253,973	77,506	—
Conglomerates	39,728	35,088	—
Consumer cyclicals	645,139	181,220	—
Consumer staples	593,771	116,319	—
Energy	392,937	42,808	—
Financials	3,573,958	247,688	—
Health care	730,314	92,245	—
Technology	683,696	57,936	—
Transportation	111,612	72,906	—
Utilities and power	254,272	—	—
Total common stocks	7,959,963	1,036,659	—
Asset-backed securities	—	28,000	—
Convertible bonds and notes	—	2,503,413	2,984
Convertible preferred stocks	273,754	1,568,191	18
Corporate bonds and notes	—	1,923,473	—
Foreign government and agency bonds and notes	—	201,500	—
Investment companies	3,293,960	—	—
Mortgage-backed securities	—	368,556	—
Municipal bonds and notes	—	34,516	—
Preferred stocks	23,349	5,050	—
Senior loans	—	72,167	—
U.S. treasury obligations	—	1,096,029	—
Warrants	—	—	—
Short-term investments	10,569,017	251,722	—

Totals by level	$22,120,043	$9,089,276	$3,002

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Forward currency contracts	$—	$(1,833)	$—
Futures contracts	1,049	—	—
Credit default contracts	—	67,355	—

Totals by level	$1,049	$65,522	$—

* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
During the reporting period, transfers within the fair value hierarchy, if any, (other than certain transfers involving non-U.S. equity securities as described in the Security valuation note above) did not represent, in the aggregate, more than 1% of the fund's net assets measured as of the end of the period.
At the start and close of the reporting period, Level 3 investments in securities represented less than 1% of the fund's net assets and were not considered a significant portion of the fund's portfolio.
Fair Value of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Fair value	Fair value
Credit contracts	$336,834	$269,479
Foreign exchange contracts	4,276	6,109
Equity contracts	—	—
Interest rate contracts	1,049	—

Total	$342,159	$275,588

The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was as follows based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Futures contracts (number of contracts)		3
Forward currency contracts (contract amount)		$790,000
OTC credit default contracts (notional)		$2,900,000
Centrally cleared credit default contracts (notional)		$4,200,000
Warrants (number of warrants)		6,000

	The following table summarizes any derivatives, repurchase agreements and reverse repurchase agreements, at the end of the reporting period, that are subject to an enforceable master netting agreement or similar agreement. For securities lending transactions, if applicable, see note "(d)" above, and for borrowing transactions associated with securities sold short, if applicable, see the "Short sales of securities" note above.

		Barclays Bank PLC	Barclays Capital Inc. (clearing broker)	Citibank, N.A.	Credit Suisse International	Deutsche Bank AG	Goldman Sachs International	HSBC Bank USA, National Association	JPMorgan Chase Bank N.A.	Merrill Lynch, Pierce, Fenner & Smith, Inc.	State Street Bank and Trust Co.	UBS AG	WestPac Banking Corp.	Total

	Assets:
	OTC Credit default contracts*#	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
	Centrally cleared credit default contracts§	—	971	—	—	—	—	—	—	—	—	—	—	971
	Futures contracts§	—	—	—	—	—	—	—	—	391	—	—	—	391
	Forward currency contracts#	278	—	454	709	327	—	702	924	—	163	633	86	4,276

	Total Assets	$278	$971	$454	$709	$327	$—	$702	$924	$391	$163	$633	$86	$5,638

	Liabilities:
	OTC Credit default contracts*#	269,479	—	—	—	—	—	—	—	—	—	—	—	269,479
	Centrally cleared credit default contracts§	—	—	—	—	—	—	—	—	—	—	—	—	—
	Futures contracts§	—	—	—	—	—	—	—	—	—	—	—	—	—
	Forward currency contracts#	956	—	749	475	1,066	131	41	1,994	—	386	311	—	6,109

	Total Liabilities	$270,435	$—	$749	$475	$1,066	$131	$41	$1,994	$—	$386	$311	$—	$275,588

	Total Financial and Derivative Net Assets	$(270,157)	$971	$(295)	$234	$(739)	$(131)	$661	$(1,070)	$391	$(223)	$322	$86	$(269,950)
	Total collateral received (pledged)##†	$(188,074)	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
	Net amount	$(82,083)	$971	$(295)	$234	$(739)	$(131)	$661	$(1,070)	$391	$(223)	$322	$86

*	Excludes premiums, if any.

†	Additional collateral may be required from certain brokers based on individual agreements.

#	Covered by master netting agreement.

##	Any over-collateralization of total financial and derivative net assets is not shown. Collateral may include amounts related to unsettled agreements.

§	Includes current day's variation margin only, which is not collateralized. Cumulative appreciation/(depreciation) for futures contracts and centrally cleared swap contracts is represented in the tables listed after the fund's portfolio.

	For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Funds Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: July 29, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: July 29, 2015

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: July 29, 2015